Outstanding Loans and Leases - Home Loan TDRs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Modifications [Line Items]
Percentage of Loans in Trial Modifications that Became Permanent Modifications	55.00%
Home Loans [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 9,411	[1]
Troubled Debt Restructurings Modifications Entering Default	3,503
Loan Restructuring, Trial Modifications	1,031	[1]
Financing Receivable, Modifications, Post-Modification Recorded Investment	2,600
Financing Receivable, Modifications, Allowance	154
Real Estate Acquired Through Foreclosure	2,000		1,200
Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	1,397	[1]
Troubled Debt Restructurings Modifications Entering Default	351
Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	5,266	[1]
Troubled Debt Restructurings Modifications Entering Default	2,121
Home Loans [Member] | Trial Modifications [Member]
Financing Receivable, Modifications [Line Items]
Loan Restructuring, Trial Modifications	2,748	[1]
Trial Modifications Deemed to be Troubled Debt Restructurings Prior to Accounting Change	187
Residential Mortgage [Member] | Home Loans [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	8,872	[1]
Troubled Debt Restructurings Modifications Entering Default	3,427
Loan Restructuring, Trial Modifications	1,011	[1]
Residential Mortgage [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	1,166	[1]
Troubled Debt Restructurings Modifications Entering Default	348
Residential Mortgage [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	5,072	[1]
Troubled Debt Restructurings Modifications Entering Default	2,068
Residential Mortgage [Member] | Home Loans [Member] | Trial Modifications [Member]
Financing Receivable, Modifications [Line Items]
Loan Restructuring, Trial Modifications	2,634	[1]
Home Equity [Member] | Home Loans [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	480	[1]
Troubled Debt Restructurings Modifications Entering Default	58
Loan Restructuring, Trial Modifications	15	[1]
Home Equity [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	220	[1]
Troubled Debt Restructurings Modifications Entering Default	1
Home Equity [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	164	[1]
Troubled Debt Restructurings Modifications Entering Default	42
Home Equity [Member] | Home Loans [Member] | Trial Modifications [Member]
Financing Receivable, Modifications [Line Items]
Loan Restructuring, Trial Modifications	96	[1]
Discontinued real estate | Home Loans [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	59	[1]
Troubled Debt Restructurings Modifications Entering Default	18
Loan Restructuring, Trial Modifications	5	[1]
Discontinued real estate | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	11	[1]
Troubled Debt Restructurings Modifications Entering Default	2
Discontinued real estate | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	30	[1]
Troubled Debt Restructurings Modifications Entering Default	11
Discontinued real estate | Home Loans [Member] | Trial Modifications [Member]
Financing Receivable, Modifications [Line Items]
Loan Restructuring, Trial Modifications	18	[1]
Contractual Interest Rate Reduction [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	1,159	[1]
Contractual Interest Rate Reduction [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	3,544	[1]
Contractual Interest Rate Reduction [Member] | Residential Mortgage [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	969	[1]
Contractual Interest Rate Reduction [Member] | Residential Mortgage [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	3,441	[1]
Contractual Interest Rate Reduction [Member] | Home Equity [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	181	[1]
Contractual Interest Rate Reduction [Member] | Home Equity [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	83	[1]
Contractual Interest Rate Reduction [Member] | Discontinued real estate | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	9	[1]
Contractual Interest Rate Reduction [Member] | Discontinued real estate | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	20	[1]
Capitlization Of Past Due Amounts [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	384	[1]
Capitlization Of Past Due Amounts [Member] | Residential Mortgage [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	381	[1]
Capitlization Of Past Due Amounts [Member] | Home Equity [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	1	[1]
Capitlization Of Past Due Amounts [Member] | Discontinued real estate | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	2	[1]
Principal and/or Interest Forbearance [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	217	[1]
Principal and/or Interest Forbearance [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	899	[1]
Principal and/or Interest Forbearance [Member] | Residential Mortgage [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	179	[1]
Principal and/or Interest Forbearance [Member] | Residential Mortgage [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	845	[1]
Principal and/or Interest Forbearance [Member] | Home Equity [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	36	[1]
Principal and/or Interest Forbearance [Member] | Home Equity [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	47	[1]
Principal and/or Interest Forbearance [Member] | Discontinued real estate | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	2	[1]
Principal and/or Interest Forbearance [Member] | Discontinued real estate | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	7	[1]
Other Modifications [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	21	[1],[2]
Other Modifications [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	439	[1],[2]
Other Modifications [Member] | Residential Mortgage [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	18	[1],[2]
Other Modifications [Member] | Residential Mortgage [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	405	[1],[2]
Other Modifications [Member] | Home Equity [Member] | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	3	[1],[2]
Other Modifications [Member] | Home Equity [Member] | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	33	[1],[2]
Other Modifications [Member] | Discontinued real estate | Home Loans [Member] | Government Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	0	[1],[2]
Other Modifications [Member] | Discontinued real estate | Home Loans [Member] | Proprietary Modifications [Member]
Financing Receivable, Modifications [Line Items]
Carrying Value	$ 1	[1],[2]

[1]	Includes other modifications such as term or payment extensions and repayment plans.
[2]	Includes $187 million of trial modifications that were considered TDRs prior to the application of new accounting guidance that was effective in 2011.